                       [THOMPSON PLUMB FUNDS LETTERHEAD]




July 15, 2001
                       SEMIANNUAL REPORT TO SHAREHOLDERS
Dear Fellow Shareholder:

We are pleased to present the financial information, investment returns and relevant comparisons of our family of mutual funds for the six month period ended May 31, 2001. This period continued to be quite challenging, and we have included comments from the portfolio managers as to how they successfully navigated through this environment. Each Fund has specific investment objectives, which are summarized below:

THOMPSON PLUMB GROWTH FUND
This Fund seeks a high level of long-term growth primarily through capital appreciation, while at the same time assuming reasonable risk. The Growth Fund invests primarily in a diversified portfolio of common stocks and securities convertible into common stocks. Although current income is not its primary objective, the Growth Fund anticipates that capital growth is accompanied by growth through dividend income.

THOMPSON PLUMB BALANCED FUND
This Fund seeks a combination of income and capital appreciation which will result in the highest total return, while assuming reasonable risk. The Balanced Fund invests in a diversified portfolio of common stocks and fixed income securities.

THOMPSON PLUMB BOND FUND
This Fund seeks a high level of current income while preserving capital. The Bond Fund invests primarily in a diversified portfolio of investment-grade debt securities.

We hope that you find the report clear and concise and that it will help you in reviewing your investments. For additional and more current information, please visit our web site at http://www.thompsonplumb.com.

Sincerely,



/S/ John W. Thompson                  /S/ Thomas G. Plumb

John W. Thompson, CFA                 Thomas G. Plumb, CFA
Chairman & Secretary                  President & Treasurer

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                                        2

                           THOMPSON PLUMB FUNDS, INC.
                       SEMIANNUAL REPORT TO SHAREHOLDERS

                                  MAY 31, 2001

                                    CONTENTS



                                                                                         Page(s)
REPORT TO SHAREHOLDERS ...............................................................        1

INVESTMENT REVIEWS
   Growth Fund .......................................................................        4
   Balanced Fund .....................................................................        5
   Bond Fund .........................................................................        6

FINANCIAL STATEMENTS
   Statements of assets and liabilities ..............................................        7
   Schedules of investments ..........................................................     8-12
   Statements of operations ..........................................................       13
   Statements of changes in net assets ...............................................       14
   Notes to financial statements .....................................................    15-19
   Financial highlights ..............................................................    20-22







      This semiannual report is authorized for distribution to prospective investors only when preceded or accompanied by a Fund prospectus which contains facts concerning the Funds' objectives and policies, management, expenses, and other information.

                           THOMPSON PLUMB FUNDS, INC.
                        SEMIANNUAL REPORT TO SHAREHOLDERS
                                  MAY 31, 2001
                          GROWTH FUND INVESTMENT REVIEW

The Growth Fund had a great six-month period ended May 31, 2001, rising 16.18% compared to the 4.37% decline in the S&P 500 Index. The past year has been one in which managers who paid attention to the basic elements of valuation strategies significantly outperformed the market averages. We remain committed to investing in securities that offer both significant growth potential and downside protection. Over the years, this strategy has paid dividends:

                         PERFORMANCE AS OF MAY 31, 2001



                                                        Thompson Plumb          S&P 500*
                                                        Growth Fund             (Total Return)          Difference
                                                        -----------             --------------          ----------

        Year-to-Date                                    16.18%                  -4.37%                  20.55%

        1-Year                                          28.24%                  -10.55%                 38.79%

        3-Year                                          16.41%                  6.14%                   10.27%

        5-Year                                          22.15%                  15.13%                  7.02%

        Since Inception                                 16.70%                  14.99%                  1.71%
        (2/10/92)

        Cumulative Total Return
        (Since Inception)                               320.96%                 267.15%                 53.81%

        Beta**                                             .77                    1.00                    .23




The reason our performance has exceeded that of the S&P 500 and various competitors is that we acted upon valuation discrepancies that were present in the stock market by selling our overvalued stocks and buying those that seemed attractive on a price-to-free cash flow basis. We were heavily criticized at the time because it hurt our relative performance in 1998 and 1999. However, this is the way we have always operated, and always will operate. It just happens that over the past year this strategy outperformed the market by a significant margin. We believe that over the long term, a valuation conscious strategy will outperform other theories of investment management, including momentum and technical analysis, etc. It is a virtual certainty, however, that our performance will occasionally lag these strategies because of our disciplined approach.

In conclusion, we appreciate your investments in the Growth Fund and look forward to what the markets may bring in the future.

Sincerely,


/S/ John W. Thompson        /S/ John C. Thompson

John W. Thompson            John C. Thompson
Co-Portfolio Manager        Co-Portfolio Manager

*The S&P 500 Index is an unmanaged index of 500 U.S. stocks chosen for market size, liquidity and industry group representation and is a widely used benchmark of U.S. equity performance.
**Trailing 3-year Beta as calculated by Morningstar Inc. as of May 31, 2001. Beta is the measure of a fund's risk in relation to the market. 0.7 means the fund's total return is likely to move up or down 70% of the market change; 1.3 means total return is likely to move up or down 30% more than the market.

                           THOMPSON PLUMB FUNDS, INC.
                        SEMIANNUAL REPORT TO SHAREHOLDERS
                                  MAY 31, 2001
                         BALANCED FUND INVESTMENT REVIEW

We are pleased to report that the Balanced Fund has continued to perform relatively well during the recent turbulent stock market environment, outperforming the Lipper Balanced Fund Index by 6.80% over the last six months (9.15% vs. 2.35%). For the trailing year the Fund ranked in the top 14% (62nd of 470) of this universe and for the trailing two, three, five and ten year periods the Fund ranked in the top ten percent of the Lipper balanced fund universe (9th of 430, 21st of 384, 6th of 262 and 6th of 65, respectively). Our stocks, which make up about 65% of the Fund's assets, still accounted for the majority of the Fund's performance. Before expenses, they were up 11.25% in the six months while the S&P 500 was down 4.37%. Bonds, which represent over 30% of the Fund's assets, were up 7.20%. The remaining assets were in money market instruments and produced a return of 2.90%

From its most depressed levels, the stock market has shown some recovery, but still remains significantly below the highs reached last year, with technology stocks being some of the worst performers. Despite this environment, some of our best absolute and relative performance has come from our technology holdings such as Microsoft, Microchip, IBM and Network Associates. We also took significant profits in our Concord EFS, SunGard and Fiserv holdings. The rebound in our FiberMark, Nova Corp., Rayovac and Bank of America also contributed to our returns. So far this year, health care has had widely divergent performance as our new positions in AmeriSource, McKesson and Health Management helped our results while our long-term pharmaceutical holdings detracted.

As we look forward, the Federal Reserve lowered interest rates for the fifth time in an attempt to ward off further economic deterioration. We anticipate that this will eventually cause a re-acceleration in the economy over the next 12-18 months. However, some valuations in the marketplace still reflect very high short-term expectations of a quick rebound in profit levels. We have continued to pare back some holdings that have built-in high expectations and replaced them with companies with lower relative valuations and higher earnings potential. Many times these are companies in the mid-size range versus the big companies that still look too expensive to us.

We expect the second half of the year to continue the tug-of-war with optimistic future expectations offset by a more somber current profit picture. This translates into volatility and requires a disciplined valuation approach. While the short-term shifts in sentiment buffet price swings, we at Thompson Plumb continually assess an individual company's management, market, business model and competition and predict its probability of growth and future success. The price that we pay for that enterprise will determine the probability of it becoming a successful investment. Valuation is the key. Short-term sentiment swings can provide wonderful long-term investment opportunities. While some stocks go down and never come back, others provide excellent entry points. We will endeavor to continue to look for opportunities and position your portfolio to take advantage of them.

Sincerely,


/S/ Thomas G. Plumb

Thomas G. Plumb
Portfolio Manager

                           THOMPSON PLUMB FUNDS, INC.
                        SEMIANNUAL REPORT TO SHAREHOLDERS
                                  May 31, 2001
                           BOND FUND INVESTMENT REVIEW

During the second quarter, the economy continued to decelerate. This deceleration caused the Federal Reserve to continue to aggressively lower interest rates to stave off an economic recession. We are seeing signs of stabilization in the economy and expect economic growth to resume late this year or early next year (albeit at a much slower rate than during the late 1990's). Given this scenario, we expect only a modest amount of additional easing by the Federal Reserve. The yield curve now has its typical upward slope:




        US Treasury        3/31/01         5/31/01         Change
        -----------        -------         -------         ------
        30 Year            5.44%           5.75%           +0.31%
        10 Year            4.92%           5.36%           +0.44%
        5 Year             4.45%           4.92%           +0.47%
        2 Year             4.18%           4.18%           +0.00%



The total return of the Bond Fund was 6.60% for the six-month period ended May 31, 2001. The 1-year, 3-year and 5-year annualized returns are 12.69%, 5.06% and 6.20%, respectively.

Consistent with the economic scenario we expect to unfold, the asset allocation for the Bond Fund has changed very little during the past quarter. We retain our exposure to high-quality corporate bonds to take advantage of the high yield spreads between corporate bonds and U.S. Treasuries. Corporate bonds now make up approximately 95.1% of the Fund's assets and about 4.9% of the assets are held in short-term investments. The quality of the bonds held within the Fund remains high as we continue to emphasize A quality bonds or higher.

The Bond Fund's duration and average maturity remained relatively unchanged at
4.12 years and 5.31 years, respectively. The Bond Fund's current 30-day SEC yield is 5.57% and its yield-to-maturity is 6.24%. Given its current composition, we expect the Bond Fund should continue to post attractive risk-adjusted returns moving forward.

Sincerely,



/S/ John W. Thompson

John W. Thompson
Portfolio Manager

                           THOMPSON PLUMB FUNDS, INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                            MAY 31, 2001 (UNAUDITED)
                    (In thousands, except per share amounts)




                                                                 GROWTH         BALANCED         BOND
                                                                  FUND            FUND           FUND
                                                                 ------         --------         ----

ASSETS
  Investments, at market value (Cost $106,826,
    $58,815, and $21,200, respectively)
    Common stocks ................................               $127,601        $44,830              -
    Preferred stocks..............................                      -          1,643              -
    Bonds.........................................                      -         20,544        $20,233
    Short-term investments........................                    777          1,404          1,053
                                                                ---------      ---------      ---------
        Total Investments ........................                128,378         68,421         21,286
  Due from sale of securities ....................                    299            183              -
  Receivable from fund shares sold ...............                     84              2             58
  Receivable from investment advisor .............                      -              3              6
  Dividends and interest receivable ..............                    183            471            362
  Prepaid expenses ...............................                     24             17             13
                                                                ---------      ---------      ---------
        Total Assets .............................                128,968         69,097         21,725
                                                                ---------      ---------      ---------

LIABILITIES
  Due on purchase of securities ..................                  1,293            267              -
  Payable for fund shares redeemed ...............                     86             23              -
  Accrued expenses payable .......................                     15             14              8
  Due to investment advisor ......................                    107             55             15
                                                                ---------      ---------      ---------
        Total Liabilities ........................                  1,501            359             23
                                                                ---------      ---------      ---------

NET ASSETS .......................................               $127,467        $68,738        $21,702
                                                                =========      =========      =========
Net Assets consist of:
  Capital stock ($.001 par value) ................               $ 98,408        $55,090        $21,557
  Undistributed net investment income (loss) .....                     (4)           588            299
  Accumulated net realized gain (loss)
    on investments ...............................                  7,512          3,454           (239)
  Net unrealized appreciation
    on investments ...............................                 21,551          9,606             85
                                                                ---------      ---------      ---------
      Net Assets .................................               $127,467        $68,738        $21,702
                                                                =========      =========      =========
Shares of capital stock outstanding
   (100,000 shares authorized) ...................                  2,852          3,737          2,098
Offering and redemption price/Net asset
   value per share ...............................                 $44.70         $18.39         $10.34
                                                                =========      =========      =========



                       See Notes to Financial Statements.

                           THOMPSON PLUMB FUNDS, INC.
                            SCHEDULES OF INVESTMENTS
                            MAY 31, 2001 (UNAUDITED)


                                                                                  Market
                                                           Shares                 Value
                                                           ------                 -----

GROWTH FUND
COMMON STOCKS - 100.1%
BASIC MATERIALS - 2.5%
 du Pont E. I. de Nemours .........................        22,000               $ 1,020,800
 RPM ..............................................       120,000                   991,200
 Sealed Air (a) ...................................        30,000                 1,245,300
                                                                                -----------
                                                                                  3,257,300
                                                                                -----------
CAPITAL GOODS - 3.2%
 Advanced Lighting (a) ............................         7,000                    35,700
 Fastenal .........................................        25,000                 1,677,750
 Pitney Bowes .....................................        60,000                 2,372,400
                                                                                -----------
                                                                                  4,085,850
                                                                                -----------

CONSUMER PRODUCTS - 14.1%
 Blyth ............................................        68,000                 1,670,760
 Coca-Cola ........................................        50,000                 2,370,000
 ConAgra Foods ....................................        30,000                   625,500
 Genuine Parts ....................................        25,000                   714,250
 Gillette .........................................        72,000                 2,082,960
 McDonald's .......................................        90,000                 2,725,200
 PepsiCo ..........................................        23,000                 1,029,480
 Sherwin-Williams .................................       120,000                 2,560,800
 Steelcase - Class A ..............................       120,000                 1,609,200
 UST ..............................................        20,000                   583,200
 Wendy's International ............................        84,000                 2,070,600
                                                                                -----------
                                                                                 18,041,950
                                                                                -----------
ENERGY - 5.1%
 BP PLC ...........................................        20,000                 1,067,800
 Chevron ..........................................        32,000                 3,073,600
 Exxon Mobil ......................................        26,000                 2,307,500
                                                                                -----------
                                                                                  6,448,900
                                                                                -----------
FINANCIAL SERVICES - 24.0%
 Anchor BanCorp Wisconsin .........................        50,000                   726,000
 Associated Banc-Corp .............................        24,000                   831,600
 Bank of America ..................................        24,000                 1,422,000
 Berkshire Hathaway - Class B (a)..................         2,000                 4,544,000
 Cincinnati Financial .............................        55,000                 2,311,100
 CIT Group - Class A ..............................        80,000                 3,176,000
 Conseco (a) ......................................        80,000                 1,393,600
 E*TRADE Group (a) ................................       100,000                   750,000
 Fannie Mae .......................................        30,000                 2,473,200
 First Union ......................................        32,000                 1,032,000
 Freddie Mac ......................................        20,000                 1,324,000
 Heller Financial - Class A .......................        60,000                 2,064,000
 Marshall & Ilsley ................................        50,000                 2,555,000
 SunTrust Banks ...................................        20,000                 1,228,400
 U.S. Bancorp .....................................        43,010                   959,123
 Wells Fargo ......................................        80,000                 3,766,400
                                                                                -----------
                                                                                 30,556,423
                                                                                -----------
HEALTH CARE - 15.1%
 Abbott Laboratories ..............................        23,000                 1,195,540
 American Home Products ...........................        12,000                   759,600
 Apogent Technologies (a) .........................        65,000                 1,582,100
 Boston Scientific (a) ............................        70,000                 1,212,400
 Bristol-Myers Squibb .............................        66,000                 3,579,840
 ChromaVision Medical Systems(a)...................        10,000                    53,000
 Guidant (a) ......................................        45,000                 1,689,750
 IMS Health .......................................        70,000                 2,028,600
 Johnson & Johnson ................................        17,000                 1,648,150
 Lilly, Eli .......................................         9,000                   762,300
 Merck & Co. ......................................        38,000                 2,773,620
 Schein, Henry (a) ................................        38,000                 1,434,500
 Sybron Dental Specialties (a) ....................        22,666                   471,453
                                                                                -----------
                                                                                 19,190,853
                                                                                -----------
RETAIL - 3.7%
 AutoZone (a) .....................................        35,000                 1,157,450
 Circuit City .....................................       150,000                 2,251,500
 Office Depot (a) .................................       140,000                 1,279,600
                                                                                -----------
                                                                                  4,688,550
                                                                                -----------
SERVICES - 9.4%
 Clear Channel (a) ................................        50,000                 3,048,500
 Gannett ..........................................        22,000                 1,458,160
 New York Times - Class A .........................        40,000                 1,683,600
 Viacom - Class B (a) .............................       100,000                 5,764,000
                                                                                -----------
                                                                                 11,954,260
                                                                                -----------
TECHNOLOGY - 22.0%
 Acxiom (a)........................................       200,000                 3,390,000
 American Power Conversion (a) ....................        80,000                 1,299,200
 Cadence Design Systems (a) .......................       100,000                 2,115,000






                       See Notes to Financial Statements.

                           THOMPSON PLUMB FUNDS, INC.
                            SCHEDULES OF INVESTMENTS
                            MAY 31, 2001 (UNAUDITED)
                                   (Continued)


                                                           Shares or
                                                           Principal              Market
                                                           Amount                 Value
                                                           ------                 -----
COMMON STOCKS - 100.1% (Continued)
  Catalina Marketing (a)...........................        31,000                $1,035,400
  Compaq Computer .................................       100,000                 1,599,000
  Computer Sciences (a) ...........................        56,000                 2,351,440
  Concord EFS (a) .................................        20,000                 1,014,000
  Electronics for Imaging (a) .....................        22,000                   528,220
  Galileo International ...........................        90,000                 2,500,200
  Littelfuse (a) ..................................        12,000                   336,600
  Microchip Technology (a) ........................        15,000                   344,250
  Microsoft (a) ...................................        46,000                 3,182,280
  Network Associates (a) ..........................        30,000                   435,600
  NOVA (a) ........................................        85,000                 2,584,850
  Synopsys (a) ....................................        24,000                 1,365,120
  Unisys (a) ......................................       250,000                 2,985,000
  Zebra Technologies - Class A (a).................        22,000                   990,660
                                                                              -------------
                                                                                 28,056,820
                                                                              -------------
TELECOMMUNICATIONS - 1.0%
  Sprint ..........................................        65,000                 1,320,150
                                                                              -------------

TOTAL COMMON STOCKS
  (COST $106,049,852)..............................                             127,601,056
                                                                              -------------

SHORT-TERM INVESTMENTS - 0.6%
 VARIABLE RATE DEMAND NOTES - 0.6%
  Firstar Bank ....................................       405,627                   405,627
  Wisc. Central Credit Union ......................       370,943                   370,943
                                                                                -----------

  Total Variable Rate Demand Notes ................                                 776,570
                                                                              -------------
  TOTAL SHORT-TERM INVESTMENTS
    (COST $776,570)................................                                 776,570
                                                                              -------------
  TOTAL INVESTMENTS - 100.7%
    (COST $106,826,422) ...........................                             128,377,626
                                                                              -------------
  NET OTHER ASSETS AND
    LIABILITIES - (0.7%) ..........................                                (910,680)
                                                                              -------------
  NET ASSETS - 100.0% .............................                           $ 127,466,946
                                                                              =============

(a) Non-income producing


                                                                                  Market
                                                           Shares                 Value
                                                           ------                 -----
BALANCED FUND

COMMON STOCKS - 65.2%

 BASIC MATERIALS - 2.3%
  FiberMark (a) ...................................        55,000                 $ 764,500
  Sealed Air (a) ..................................        20,000                   830,200
                                                                                -----------
                                                                                  1,594,700
                                                                                -----------
CAPITAL GOODS - 3.7%
  Advanced Lighting (a) ...........................        30,000                   153,000
  Danaher .........................................         3,400                   214,132
  Emerson Electric ................................         6,000                   406,260
  Fastenal ........................................        10,000                   671,100
  Pitney Bowes ....................................        28,000                 1,107,120
                                                                                -----------
                                                                                  2,551,612
                                                                                -----------
CONSUMER PRODUCTS - 7.4%
  Gillette ........................................        25,000                   723,250
  Kimberly-Clark ..................................        12,000                   725,400
  McDonald's ......................................        40,000                 1,211,200
  PepsiCo .........................................        16,500                   738,540
  Rayovac (a) .....................................        40,000                   876,000
  Sherwin-Williams ................................        37,500                   800,250
                                                                                -----------
                                                                                  5,074,640
                                                                                -----------
ENERGY - 5.6%
  BP PLC ..........................................        20,000                 1,067,800
  Chevron .........................................         9,000                   864,450
  Exxon Mobil .....................................        11,000                   976,250
  Halliburton .....................................        20,000                   934,800
                                                                                -----------
                                                                                  3,843,300
                                                                                -----------
FINANCIAL SERVICES - 13.1%
  Anchor BanCorp Wisconsin ........................        35,000                   508,200
  Associated Banc-Corp ............................         5,500                   190,575
  Bank of America .................................        25,000                 1,481,250
  Cincinnati Financial ............................        20,000                   840,400
  CIT Group - Class A .............................        40,000                 1,588,000
  E*TRADE Group (a) ...............................        50,000                   375,000
  Fannie Mae ......................................        15,000                 1,236,600
  Marshall & Ilsley  ..............................        18,500                   945,350




                       See Notes to Financial Statements.

                           THOMPSON PLUMB FUNDS, INC.
                            SCHEDULES OF INVESTMENTS
                            MAY 31, 2001 (UNAUDITED)
                                   (Continued)



                                                                                   Market
                                                                  Shares            Value
                                                                  ------         ----------
COMMON STOCKS - 65.2% (Continued)
    MGIC Investment ..........................................    15,000         $1,055,550
    Wells Fargo ..............................................    17,000            800,360
                                                                                 ----------
                                                                                  9,021,285
                                                                                 ----------
  HEALTH CARE - 12.1%
    American Home Products ...................................    17,500          1,107,750
    AmeriSource Health - Class A (a) .........................    24,000          1,385,040
    Apogent Technologies (a) .................................    25,000            608,500
    Bristol-Myers Squibb .....................................    12,000            650,880
    Health Management - Class A (a) ..........................    30,000            532,800
    IMS Health ...............................................    20,000            579,600
    Johnson & Johnson ........................................     7,000            678,650
    McKesson HBOC ............................................    40,000          1,382,800
    Merck & Co. ..............................................    16,500          1,204,335
    Sybron Dental Specialties (a) ............................     8,333            173,326
                                                                                 ----------
                                                                                  8,303,681
                                                                                 ----------
  RETAIL - 3.1%
    CVS ......................................................    15,000            823,500
    Intimate Brands ..........................................    28,000            423,920
    Office Depot (a) .........................................    30,000            274,200
    Wal-Mart .................................................    12,000            621,000
                                                                                 ----------
                                                                                  2,142,620
                                                                                 ----------
  SERVICES - 2.9%
    New York Times - Class A .................................    12,500            526,125
    Viacom - Class B (a) .....................................    25,000          1,441,000
                                                                                 ----------
                                                                                  1,967,125
                                                                                 ----------
  TECHNOLOGY - 15.0%
    Acxiom (a) ...............................................    50,000            847,500
    American Power Conversion (a) ............................    40,000            649,600
    Catalina Marketing (a) ...................................    15,000            501,000
    EMC (a) ..................................................     3,000             94,800
    Equifax ..................................................    34,000          1,192,720
    IBM ......................................................     7,000            782,600
    Lattice Semiconductor (a) ................................    30,000            652,800
    Microchip Technology (a) .................................    30,000            688,500
    Microsoft (a) ............................................    16,000          1,106,880
    Network Associates (a) ...................................    80,000          1,161,600
    NOVA (a) .................................................    25,000            760,250
    Oracle (a) ...............................................    20,000            306,000



                                                                Shares or
                                                                Principal         Market
                                                                  Amount           Value
                                                               -----------      -----------
    Unisys (a) ...............................................    65,000        $   776,100
    Zebra Technologies - Class A (a) .........................    18,000            810,540
                                                                                -----------
                                                                                 10,330,890
                                                                                -----------
    TOTAL COMMON STOCKS
      (COST $35,682,005) .....................................                   44,829,853
                                                                                -----------
PREFERRED STOCKS - 2.4%
  CONSUMER PRODUCTS - 2.4%
    Newell Financial Cvt
      5.250% Due 12/01/27 ....................................    45,000          1,642,500
                                                                                -----------
    TOTAL PREFERRED STOCKS
      (COST $1,617,255) ......................................                    1,642,500
                                                                                -----------
BONDS - 29.9%
  CORPORATE BONDS - 25.4%
    American Home Products
      7.900% Due 02/15/05 .................................... 2,000,000          2,122,708
    Bank of America
      7.125% Due 03/01/09 ....................................   500,000            509,072
    Citicorp
      6.375% Due 11/15/08 .................................... 1,000,000            982,147
    Disney, Walt
      7.300% Due 02/08/05 .................................... 1,000,000          1,053,281
    du Pont E. I. de Nemours
      6.750% Due 10/15/04 .................................... 1,500,000          1,557,534
    First Union
      6.400% Due 04/01/08 ....................................   500,000            491,506
    Ford Motor
      7.250% Due 01/15/03 .................................... 2,000,000          2,063,178
    Ford Motor
      8.875% Due 04/01/06 .................................... 1,015,000          1,115,547
    Ford Motor
      7.250% Due 10/01/08 ....................................   500,000            509,892
    General Electric
      8.750% Due 05/21/07 ....................................   740,000            839,513
    Goldman Sachs
      7.350% Due 10/01/09 .................................... 1,000,000          1,032,484
    Johnson Controls
      6.300% Due 02/01/08 .................................... 2,000,000          1,937,320



                       See Notes to Financial Statement.

                           THOMPSON PLUMB FUNDS, INC.
                            SCHEDULES OF INVESTMENTS
                            MAY 31, 2001 (UNAUDITED)
                                  (Continued)


                                                                    Principal          Market
                                                                     Amount             Value
                                                                   ----------       -----------
BONDS - 29.9% (Continued)
    Lion Connecticut
      6.375% Due 08/15/03 .............................            1,000,000        $ 1,019,875
    Union Pacific
      6.000% Due 09/01/03 .............................            1,185,000          1,185,819
    Wisconsin Power & Light
      7.000% Due 06/15/07 .............................            1,000,000          1,028,389
                                                                                    -----------

    Total Corporate Bonds .............................                              17,448,265
                                                                                    -----------

  UNITED STATES GOVERNMENT
      AND AGENCY ISSUES - 4.5%
    Freddie Mac
      7.000% Due 03/15/10 .............................            1,000,000          1,061,823
    United States Treasury Notes
      6.375% Due 01/31/02 .............................            2,000,000          2,034,330
                                                                                    -----------

    Total United States Government
      and Agency Issues ...............................                               3,096,153
                                                                                    -----------

TOTAL BONDS
     (COST $20,111,897) ...............................                              20,544,418
                                                                                    -----------
SHORT-TERM INVESTMENTS - 2.0%
  Variable Rate Demand Notes - 2.0%
    Firstar Bank ......................................              958,573            958,573
    Wisc. Central Credit Union ........................              445,070            445,070
                                                                                    -----------

Total Variable Rate Demand Notes ......................                               1,403,643
                                                                                    -----------

TOTAL SHORT-TERM INVESTMENTS
(COST $1,403,643) .....................................                               1,403,643
                                                                                    -----------

TOTAL INVESTMENTS - 99.5%
(COST $58,814,800) ....................................                              68,420,414
                                                                                    -----------

NET OTHER ASSETS AND
LIABILITIES - 0.5% ....................................                                 317,718
                                                                                    -----------

NET ASSETS - 100.0% ...................................                             $68,738,132
                                                                                    ===========
(a) Non-income producing


BOND FUND

BONDS - 93.2%

  CORPORATE BONDS - 93.2%
    American Home Products
      7.900% Due 02/15/05 .............................            1,000,000         $1,061,354
    Anheuser-Busch
      7.100% Due 06/15/07 .............................            1,000,000          1,039,067
    Associates Corp.
      7.240% Due 08/15/06 .............................            1,000,000          1,045,497
    Beneficial Corp.
      6.850% Due 10/03/07 .............................            1,000,000          1,015,626
    Deere & Co.
      7.850% Due 05/15/10 .............................              500,000            534,405
    Dover
      6.450% Due 11/15/05 .............................              500,000            510,404
    Emerson Electric
      7.875% Due 06/01/05 .............................              500,000            536,547
    Ford Motor
      7.500% Due 06/15/04 .............................              700,000            730,557
    Hartford Life
      7.100% Due 06/15/07 .............................              500,000            515,207
    Hershey Foods
      6.700% Due 10/01/05 .............................            1,000,000          1,035,238
    Lucent Technologies
      7.250% Due 07/15/06 .............................            1,000,000            853,848
    Morgan, J.P.
      6.700% Due 11/01/07 .............................              500,000            507,626
    NationsBank
      6.690% Due 04/03/02 .............................            1,000,000          1,018,782
    New York Times
      6.950% Due 11/18/09 .............................            1,000,000          1,008,395
    Northern Trust
      7.300% Due 09/15/06 .............................            1,000,000          1,042,898
    Penney, J.C.
      7.600% Due 04/01/07 .............................            1,000,000            922,494
    Schwab, Charles
      6.520% Due 05/27/08 .............................            1,000,000            992,853


                       See Notes to Financial Statements.

                           THOMPSON PLUMB FUNDS, INC.
                            SCHEDULES OF INVESTMENTS
                            MAY 31, 2001 (UNAUDITED)
                                  (Continued)


                                                                    Principal           Market
                                                                      Amount             Value
                                                                   ----------        ------------
BONDS - 93.2% (Continued)

    Sears, Roebuck
      6.700% Due 11/15/06 ....................................      1,000,000        $   999,437
    SmithKline Beecham
      7.375% Due 04/15/05 ....................................        765,000            806,072
    Tribune
      6.875% Due 11/01/06 ....................................      1,000,000          1,011,809
    Wells Fargo
      7.125% Due 08/15/06 ....................................      1,000,000          1,049,313
    Wisconsin Electric Power
      7.125% Due 03/15/16 ....................................      1,000,000            967,151
    Wisconsin Power & Light
      7.000% Due 06/15/07 ....................................      1,000,000          1,028,389
                                                                                     -----------

    Total Corporate Bonds ....................................                        20,232,969
                                                                                     -----------

    TOTAL BONDS
      (COST $20,147,450) .....................................                        20,232,969
                                                                                     -----------

SHORT-TERM INVESTMENTS - 4.9%

  VARIABLE RATE DEMAND NOTES - 4.9%
    Firstar Bank .............................................        627,473            627,473
    Wisc. Central Credit Union ...............................        425,531            425,531
                                                                                     -----------

    Total Variable Rate Demand Notes .........................                         1,053,004
                                                                                     -----------

    TOTAL SHORT-TERM INVESTMENTS
      (COST $1,053,004) ......................................                         1,053,004
                                                                                     -----------

    TOTAL INVESTMENTS - 98.1%
      (COST $21,200,454) .....................................                        21,285,973
                                                                                     -----------

    NET OTHER ASSETS AND
      LIABILITIES - 1.9% .....................................                           416,292
                                                                                     -----------

    NET ASSETS - 100.0% ......................................                       $21,702,265
                                                                                     ===========

                       See Notes to Financial Statements.

                           THOMPSON PLUMB FUNDS, INC.
                            STATEMENTS OF OPERATIONS
                   FOR THE SIX MONTH PERIOD ENDED MAY 31, 2001
                                  (UNAUDITED)
                                 (In thousands)



                                                                    GROWTH      BALANCED        BOND
                                                                     FUND         FUND          FUND
                                                                   --------     --------      --------

INVESTMENT INCOME
    Dividends ...................................................  $    576     $    274            --
    Interest ....................................................        26          677      $    718
                                                                   --------     --------      --------
                                                                        602          951           718
                                                                   --------     --------      --------
EXPENSES
    Accounting services fees ....................................        54           38            16
    Directors fees ..............................................         9            7             2
    Federal & state registration ................................        15           13            11
    Investment advisory fees ....................................       459          260            70
    Professional fees ...........................................        16           14            10
      Other expenses ............................................        53           34            10
                                                                   --------     --------      --------
      Total expenses ............................................       606          366           119
      Less expenses reimbursable by advisor .....................        --           (3)          (17)
                                                                   --------     --------      --------
Net expenses ....................................................       606          363           102
                                                                   --------     --------      --------
NET INVESTMENT INCOME (LOSS) ....................................        (4)         588           616
                                                                   --------     --------      --------
Net realized gain on investments ................................     7,843        3,643            --
Net unrealized appreciation
      on investments ............................................     7,076        1,280           766
                                                                   --------     --------      --------
NET GAIN ON INVESTMENTS .........................................    14,919        4,923           766
                                                                   --------     --------      --------
Net increase in net assets
      resulting from operations .................................  $ 14,915     $  5,511      $  1,382
                                                                   ========     ========      ========


                       See Notes to Financial Statements.

                           THOMPSON PLUMB FUNDS, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE SIX MONTH PERIODS ENDED MAY 31,
                                   (UNAUDITED)
                                 (In thousands)


                                                           GROWTH FUND              BALANCED FUND                BOND FUND
                                                     ----------------------    ----------------------    ----------------------
                                                        2001         2000         2001         2000         2001          2000
                                                     ---------    ---------    ---------    ---------    ---------    ---------
OPERATIONS
    Net investment income (loss) .................   $      (4)   $     (33)   $     588    $     383    $     616    $     623
    Net realized gain (loss) on investments ......       7,843       11,633        3,643        5,806           --         (168)
    Net unrealized appreciation
      (depreciation) on investments ..............       7,076       (5,064)       1,280          146          766         (630)
                                                     ---------    ---------    ---------    ---------    ---------    ---------
    Net increase (decrease) in net assets
      resulting from operations ..................      14,915        6,536        5,511        6,335        1,382         (175)
                                                     ---------    ---------    ---------    ---------    ---------    ---------

DISTRIBUTIONS TO SHAREHOLDERS
    Distributions from net investment income .....         --           --         (834)        (632)        (633)         (715)
    Distributions from net realized gains on
      securities transactions ....................     (15,661)      (2,950)      (6,521)      (3,995)          --         (195)
                                                     ---------    ---------    ---------    ---------    ---------    ---------
    Total distributions to shareholders ..........     (15,661)      (2,950)      (7,355)      (4,627)        (633)        (910)
                                                     ---------    ---------    ---------    ---------    ---------    ---------
FUND SHARE TRANSACTIONS ..........................      49,275       (7,746)      10,504        1,003         (204)      (4,912)
                                                     ---------    ---------    ---------    ---------    ---------    ---------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..........      48,529       (4,160)       8,660        2,711          545       (5,997)

NET ASSETS
    Beginning of period ..........................      78,938       77,936       60,078       56,278       21,157       26,014
                                                     ---------    ---------    ---------    ---------    ---------    ---------

    End of period ................................   $ 127,467    $  73,776    $  68,738    $  58,989    $  21,702    $  20,017
                                                     =========    =========    =========    =========    =========    =========

    Accumulated undistributed net investment
      income (loss) included in net assets at
      end of period ..............................   $      (4)   $     (33)   $     588    $     383    $     299    $     298


                       See Notes to Financial Statements.

                           THOMPSON PLUMB FUNDS, INC.
                         NOTES TO FINANCIAL STATEMENTS
                            MAY 31, 2001 (UNAUDITED)


NOTE 1 - ORGANIZATION

Thompson Plumb Funds, Inc. (the "Company") is a Wisconsin corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company.

The Company consists of separate mutual funds series (the "Funds"): Thompson Plumb Growth Fund (the "Growth Fund"), Thompson Plumb Balanced Fund (the "Balanced Fund"), and Thompson Plumb Bond Fund (the "Bond Fund"). The assets and liabilities of each Fund are segregated and a shareholder's interest is limited to the Fund in which the shareholder owns shares.


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

SECURITY VALUATION - Each Fund's investments are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded) or, where market quotations are not readily available, at fair value as determined in good faith by the Advisor pursuant to procedures established by the Funds' Board of Directors. Debt securities held by a Fund with remaining maturities of 60 days or less may be valued on an amortized cost basis.

REALIZED GAINS AND LOSSES ON SECURITIES - Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

VARIABLE-RATE DEMAND NOTES - The Funds invest in short-term, variable-rate demand notes, which are unsecured instruments. The Funds may be susceptible to credit risk with respect to these instruments to the extent the issuer defaults on its payment obligation. Each Fund's policy is to not purchase variable-rate demand notes unless at the time of purchase the issuer has unsecured debt securities outstanding that have received a rating within the two highest categories from either Standard & Poor's (that is, A-1, A-2 or AAA, AA) or Moody's Investors Service, Inc. (that is, Prime-1, Prime-2 or Aaa, Aa). Accordingly, the Funds do not anticipate nonperformance of these obligations by the issuers.

PERMANENT BOOK AND TAX DIFFERENCES - Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified to the capital accounts.

OTHER - Investment securities transactions are accounted for on the trade date. Discounts and premiums on securities purchased are amortized over the life of the respective securities on the same basis for book

                           THOMPSON PLUMB FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                            MAY 31, 2001 (UNAUDITED)
                                   (Continued)


and tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Each Fund is charged for those expenses that are directly attributed to it, such as advisory, custodial, accounting services and certain shareholder servicing fees, while other expenses that cannot be directly attributable to a Fund are allocated among the Funds in proportion to the net assets of the respective Fund.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

NOTE 3 - INVESTMENT ADVISORY AND ACCOUNTING SERVICES AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into an Advisory Agreement with Thompson, Plumb & Associates, Inc. (the "Advisor") for management of each Fund's portfolio and for the administration of other Fund affairs. As compensation for its services, the Advisor receives a fee computed daily and payable monthly as follows: (i) for the Growth Fund, 1.00% of average daily net assets up to $50 million and .90 of 1% of average daily net assets in excess of $50 million; (ii) for the Balanced Fund, .85 of 1% of average daily net assets up to $50 million and .80 of 1% of average daily net assets in excess of $50 million; (iii) for the Bond Fund, .65 of 1% of average daily net assets up to $50 million and .60 of 1% of average daily net assets in excess of $50 million.

Pursuant to an Accounting Services Agreement, the Advisor maintains the Funds' financial records in accordance with the 1940 Act, prepares all necessary financial statements of the Funds, and calculates the net asset value per share of the Funds on a daily basis. As compensation for its services, each Fund pays the Advisor a fee computed daily and payable monthly at the annual rate of .15 of 1% of net assets up to $30 million, .10 of 1% of net assets in excess of $30 million, and .025 of 1% of net assets in excess of $100 million, with a minimum fee of $30,000 per year.

The Advisor has contractually agreed to waive management fees and/or reimbursement expenses incurred by the Funds through March 31, 2002 so that the operating expenses of the funds do not exceed the following percentages of their respective average daily net assets: Growth Fund - 1.25%; Balanced Fund - 1.15%; and Bond Fund - 0.95%.

                           THOMPSON PLUMB FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                            MAY 31, 2001 (UNAUDITED)
                                   (Continued)


NOTE 4 - FUND SHARE TRANSACTIONS

Transactions in shares of the Funds during the six months ended May 31, 2001 and 2000 were as follows:


(In thousands)                                                          2001                             2000
                                                              -------------------------         -------------------------
                                                               Shares          Dollars           Shares          Dollars
                                                              --------         --------          ------          --------
GROWTH FUND
Shares sold ...............................................      1,074         $ 45,174              163         $  6,717
Shares issued in reinvestment of realized gains ...........        396           15,365               74            2,890
Shares redeemed ...........................................       (271)         (11,264)            (433)         (17,353)
                                                              --------         --------         --------         --------
   Net increase (decrease) ................................      1,199         $ 49,275             (196)        $ (7,746)
                                                              ========         ========         ========         ========

BALANCED FUND
Shares sold ...............................................        459         $  8,126              289         $  5,352
Shares issued in reinvestment of dividends ................         47              793               36              615
Shares issued in reinvestment of realized gains ...........        374            6,268              229            3,925
Shares redeemed ...........................................       (270)          (4,683)            (485)          (8,889)
                                                              --------         --------         --------         --------
   Net increase ...........................................        610         $ 10,504               69         $  1,003
                                                              ========         ========         ========         ========

BOND FUND
Shares sold ...............................................         67         $    684              158         $  1,558
Shares issued in reinvestment of dividends ................         55              555               67              663
Shares issued in reinvestment of realized gains ...........         --               --               19              183
Shares redeemed ...........................................       (142)          (1,443)            (742)          (7,316)
                                                              --------         --------         --------         --------
   Net decrease ...........................................        (20)        $   (204)            (498)        $ (4,912)
                                                              ========         ========         ========         ========

                           THOMPSON PLUMB FUNDS, INC.
                         NOTES TO FINANCIAL STATEMENTS
                            MAY 31, 2001 (UNAUDITED)
                                   (Continued)


NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income and realized gains on securities for the Growth Fund and the Balanced Fund normally will be declared on an annual basis within 30 days and paid within 60 days following the Funds' fiscal year-end. Bond Fund distributions to shareholders from net investment income normally will be declared on a quarterly basis within 30 days and paid within 60 days following the Fund's fiscal quarter, and distributions to shareholders from realized gains on securities normally will be declared on an annual basis within 30 days and paid within 60 days following the Fund's fiscal year-end. Distributions are recorded on the ex-dividend date.

A distribution from net investment income for the Bond Fund was declared March 15, 2001 payable to shareholders on March 16, 2001 which totaled $210,836 or $.10 per share.

NOTE 6 - PURCHASE AND SALE OF SECURITIES

Investment transactions for the six months ended May 31, 2001 were as follows:


                                              GROWTH FUND             BALANCED FUND    BOND FUND
                                              -----------             -------------    ---------
U.S. GOVERNMENT SECURITIES
    Purchases                                           -              $ 1,016,172             -
    Sales                                               -              $ 1,318,484             -

SECURITIES OTHER THAN
U.S. GOVERNMENT AND
SHORT-TERM INVESTMENTS
    Purchases                                 $55,885,710              $17,578,041             -
    Sales                                     $22,037,286              $13,987,021             -

                           THOMPSON PLUMB FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                            MAY 31, 2001 (UNAUDITED)
                                   (Continued)


NOTE 7 - FEDERAL INCOME TAXES

No provision has been made for Federal income taxes since the Funds have elected to be taxed as regulated investment companies and intend to distribute substantially all income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

The Bond Fund has $239,392 of net capital losses which expire November 30, 2008 that may be used to offset capital gains in future years to the extent provided by tax regulations.

At May 31, 2001, the investment cost and aggregate unrealized appreciation and depreciation on investments for Federal income tax purposes were as follows:


                         Federal          Unrealized              Unrealized         Net unrealized
                         tax cost        appreciation            depreciation         appreciation
                      -------------      ------------           --------------       -------------
Growth Fund           $ 107,139,012       $24,647,898           $   (3,409,284)       $21,238,614
Balanced Fund         $  59,001,285       $10,357,290           $     (938,161)       $ 9,419,129
Bond Fund             $  21,200,454       $   347,247           $     (261,728)       $    85,519

                           THOMPSON PLUMB FUNDS, INC.
                              FINANCIAL HIGHLIGHTS


The following table presents information relating to a share of capital stock outstanding for the entire period.


                                                                                   Year Ended November 30,
                                                                        --------------------------------------------------------
                                                           2001(a)         2000       1999        1998        1997        1996
                                                           -------      ---------   ---------   ---------   ---------   --------
    GROWTH FUND

NET ASSET VALUE, BEGINNING OF PERIOD                       $ 47.75      $   41.00   $   40.85   $   39.36   $   32.79   $  24.74
INCOME FROM INVESTMENT OPERATIONS
    Net investment loss                                         --          (0.04)      (0.13)      (0.07)      (0.12)     (0.06)
    Net realized and unrealized gains
      on investments                                          6.30           8.35        3.78        4.92        9.16       8.66
                                                           -------      ---------   ---------   ---------   ---------   --------
    TOTAL FROM INVESTMENT OPERATIONS                          6.30           8.31        3.65        4.85        9.04       8.60
LESS DISTRIBUTIONS
    Distributions from net investment income                    --             --          --          --          --         --
    Distributions from net realized gains                    (9.35)         (1.56)      (3.50)      (3.36)      (2.47)     (0.55)
                                                           -------      ---------   ---------   ---------   ---------   --------
    TOTAL DISTRIBUTIONS                                      (9.35)         (1.56)      (3.50)      (3.36)      (2.47)     (0.55)
NET ASSET VALUE, END OF PERIOD                             $ 44.70      $   47.75   $   41.00   $   40.85   $   39.36   $  32.79
                                                           =======      =========   =========   =========   =========   ========

TOTAL RETURN                                                 16.18%(b)      21.14%      10.06%      13.74%      29.90%     35.52%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (millions)                   $ 127.5      $    78.9   $    77.9   $    68.5   $    45.4   $   24.1
    Ratios to average net assets:
      Ratio of expenses                                       1.24%(c)       1.29%       1.32%       1.41%       1.52%      1.58%
      Ratio of expenses without reimbursement                 1.24%(c)       1.36%       1.36%       1.41%       1.52%      1.58%
      Ratio of net investment loss                            0.00%(c)      (0.09%)     (0.34%)     (0.19%)     (0.41%)    (0.27%)
      Ratio of net investment loss without
        reimbursement                                         0.00%(c)      (0.16%)     (0.37%)     (0.19%)     (0.41%)    (0.27%)
    Portfolio turnover rate                                  22.47%(b)      64.10%      79.17%      67.13%      77.66%    101.91%


(a) For the six month period ended May 31, 2001 (Unaudited).
(b) Calculated on a non-annualized basis.
(c) Calculated on an annualized basis.


                       See Notes to Financial Statements.

                           THOMPSON PLUMB FUNDS, INC.
                              FINANCIAL HIGHLIGHTS
                                   (Continued)


The following table presents information relating to a share of capital stock outstanding for the entire period.


                                                                                       Year Ended November 30,
                                                                           --------------------------------------------------------
                                                              2001(a)         2000        1999        1998        1997       1996
                                                            ---------      ---------   ---------   ---------   ---------   --------
BALANCED FUND

NET ASSET VALUE, BEGINNING OF PERIOD                        $   19.21      $   18.54   $   18.16   $   18.16   $   16.54   $  14.23
INCOME FROM INVESTMENT OPERATIONS
    Net investment income                                        0.16           0.27        0.21        0.19        0.18       0.19
    Net realized and unrealized gains
      on investments                                             1.37           1.95        1.44        1.65        3.01       3.21
                                                            ---------      ---------   ---------   ---------   ---------   --------
    TOTAL FROM INVESTMENT OPERATIONS                             1.53           2.22        1.65        1.84        3.19       3.40
LESS DISTRIBUTIONS
    Distributions from net investment income                    (0.27)         (0.21)      (0.19)      (0.13)      (0.23)     (0.23)
    Distributions from net realized gains                       (2.08)         (1.34)      (1.08)      (1.71)      (1.34)     (0.86)
                                                            ---------      ---------   ---------   ---------   ---------   --------
    TOTAL DISTRIBUTIONS                                         (2.35)         (1.55)      (1.27)      (1.84)      (1.57)     (1.09)
NET ASSET VALUE, END OF PERIOD                              $   18.39      $   19.21   $   18.54   $   18.16   $   18.16   $  16.54
                                                            =========      =========   =========   =========   =========   ========

TOTAL RETURN                                                     9.15%(b)      12.99%       9.79%      11.63%      21.39%     25.80%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (millions)                    $    68.7      $    60.1   $    56.3   $    47.3   $    36.3   $   20.8
    Ratios to average net assets:
      Ratio of expenses                                          1.16%(c)       1.22%       1.25%       1.30%       1.40%      1.45%
      Ratio of net investment income                             1.88%(c)       1.42%       1.24%       1.16%       1.04%      1.32%
    Portfolio turnover rate                                     25.26%(b)      77.94%      66.64%      83.07%      76.66%    134.82%


(a) For the six month period ended May 31, 2001 (Unaudited).
(b) Calculated on a non-annualized basis.
(c) Calculated on an annualized basis.


                       See Notes to Financial Statements.

                           THOMPSON PLUMB FUNDS, INC.
                              FINANCIAL HIGHLIGHTS
                                   (Continued)


The following table presents information relating to a share of capital stock outstanding for the entire period.



                                                                                  Year Ended November 30,
                                                                      ----------------------------------------------------------
                                                         2001(a)         2000        1999        1998        1997        1996
                                                       ---------      ---------   ---------   ---------   ---------   ----------
BOND FUND

NET ASSET VALUE, BEGINNING OF PERIOD                   $    9.99      $   10.18   $   10.93   $   10.54   $   10.59   $    10.67
INCOME FROM INVESTMENT OPERATIONS
    Net investment income                                   0.29           0.60        0.59        0.56        0.54         0.52
    Net realized and unrealized gains (losses)
      on investments                                        0.36          (0.11)      (0.76)       0.39       (0.06)       (0.07)
                                                       ---------      ---------   ---------   ---------   ---------   ----------
    TOTAL FROM INVESTMENT OPERATIONS                        0.65           0.49       (0.17)       0.95        0.48         0.45
LESS DISTRIBUTIONS
    Distributions from net investment income               (0.30)         (0.60)      (0.58)      (0.56)      (0.53)       (0.53)
    Distributions from net realized gains                     --          (0.08)         --          --          --           --
                                                       ---------      ---------   ---------   ---------   ---------   ----------
    TOTAL DISTRIBUTIONS                                    (0.30)         (0.68)      (0.58)      (0.56)      (0.53)       (0.53)
NET ASSET VALUE, END OF PERIOD                         $   10.34      $    9.99   $   10.18   $   10.93   $   10.54   $    10.59
                                                       =========      =========   =========   =========   =========   ==========

TOTAL RETURN                                                6.60%(b)       5.08%      (1.63%)      9.34%       4.74%        4.51%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (millions)               $    21.7      $    21.2   $    26.0   $    32.7   $    32.1   $     22.2
    Ratios to average net assets:
      Ratio of expenses                                     0.94%(c)       0.94%       0.97%       1.04%       1.14%        1.13%
      Ratio of expenses without reimbursement               1.10%(c)       1.16%       1.11%       1.08%       1.14%        1.13%
      Ratio of net investment income                        5.72%(c)       5.97%       5.41%       5.30%       5.42%        5.48%
      Ratio of net investment income without
        reimbursement                                       5.56%(c)       5.75%       5.27%       5.26%       5.42%        5.48%
    Portfolio turnover rate                                 0.00%(b)      15.99%      40.67%      35.09%      52.61%      104.43%


(a) For the six month period ended May 31, 2001 (Unaudited).
(b) Calculated on a non-annualized basis.
(c) Calculated on an annualized basis.


                       See Notes to Financial Statements.

                       This page intentionally left blank

                             DIRECTORS OF THE FUNDS

                              George H. Austin

                               Mary Ann Deibele

                                 John W. Feldt

                               Donald A. Nichols

                      Thomas G. Plumb, CFA: Vice President
                       Thompson, Plumb & Associates, Inc.

                        John W. Thompson, CFA: President
                       Thompson, Plumb & Associates, Inc.

                              OFFICERS OF THE FUNDS

                              John W. Thompson, CFA
                              Chairman & Secretary

                              Thomas G. Plumb, CFA
                              President & Treasurer

                              John C. Thompson, CFA
                                 Vice President

                              David B. Duchow, CFA
                            Assistant Vice President

                             Timothy R. O'Brien, CFA
                            Assistant Vice President

                             Clint A. Oppermann, CFA
                            Assistant Vice President

                               TRANSFER AGENT AND
                           DIVIDEND DISBURSING AGENT
                        Firstar Mutual Fund Services, LLC
                                  P.0. Box 701
                           Milwaukee, Wisconsin 53201

                             INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP
                       650 Third Avenue South, Suite 1300
                          Minneapolis, Minnesota 55402

                                  LEGAL COUNSEL
                              Quarles & Brady LLP
                           411 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202

                               INVESTMENT ADVISOR
                       Thompson, Plumb & Associates, Inc.
                           1200 John Q. Hammons Drive
                            Madison, Wisconsin 53717
                           Telephone: (608) 831-1300



                                [THOMPSON PLUMB
                                  FUNDS LOGO]



                               SEMIANNUAL REPORT
                                  MAY 31, 2001



                           THOMPSON PLUMB GROWTH FUND

                          THOMPSON PLUMB BALANCED FUND

                            THOMPSON PLUMB BOND FUND


                            1200 John Q. Hammons Drive
                             Madison, Wisconsin 53717
                            Telephone: (608) 831-1300
                                       (800) 999-0887
                                www.thompsonplumb.com